UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2011
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Atkinson Asset Management Inc
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      -
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            January 26, 2012

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       65
Form 13F Information Table Value Total:       142554
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
APACHE CORP                        COM            037411105    5064     55909SH     SOLE          55909
APPLE INC                          COM            037833100    1276      3150SH     SOLE           3150
APPLIED MATLS INC                  COM            038222105    1189    110990SH     SOLE         110990
BEST BUY CO INC                    COM            086516101    1176     50330SH     SOLE          50330
BP                                 SPONSORED ADR  055622104    1209     28280SH     SOLE          28280
CANADIAN NAT RES LTD               COM            136385101    5078    135600SH     SOLE         135600
CAPITAL ONE FINL CORP              COM            14040H105    1163     27500SH     SOLE          27500
CARRIZO OIL & GAS INC              COM            144577103    2642    100270SH     SOLE         100270
COMPANHIA ENERGETICA               SPONSORED ADR  204409601     542     30453SH     SOLE          30453
CENTURYLINK INC                    COM            156700106    1249     33577SH     SOLE          33577
CHESAPEAKE ENERGY CORP             COM            165167107    4627    207600SH     SOLE         207600
CHEVRON CORP                       NEW COM        166764100    5256     49400SH     SOLE          49400
COMCAST CORP                       NEW CL A       20030N101    1190     50170SH     SOLE          50170
CONOCOPHILLIPS                     COM            20825C104    5030     69028SH     SOLE          69028
DANAHER CORP                       COM            235851102    1232     26180SH     SOLE          26180
DEVON ENERGY CORP                  NEW COM        25179M103    4662     75200SH     SOLE          75200
EBAY INC                           COM            278642103    1187     39140SH     SOLE          39140
ELSTER GROUP SE                    SPONSORED ADR  290348101     572     44000SH     SOLE          44000
FOREST OIL CORP                    COM PAR $0.01  346091705    2520    186000SH     SOLE         186000
GILEAD SCIENCES INC                COM            375558103    1263     30850SH     SOLE          30850
HALLIBURTON CO                     COM            406216101    5170    149800SH     SOLE         149800
HELIX ENERGY SOLUTIONS             GRP I COM      42330P107    4357    275780SH     SOLE         275780
HESS CORP                          COM            42809H107    4791     84343SH     SOLE          84343
HONDA MOTOR LTD                    AMERN SHS      438128308     609     19940SH     SOLE          19940
HSBC HOLDINGS                      SPONSORED ADR  404280406     150      3924SH     SOLE           3924
INFOSPACE INC                      COM PAR $.0001 45678T300    1211    110150SH     SOLE         110150
INTEL CORP                         COM            458140100    1257     51850SH     SOLE          51850
INTERCONTINENTALEXCHANGE INC       COM            45865V100    1138      9440SH     SOLE           9440
ITRON INC                          COM            465741106     572     16000SH     SOLE          16000
JA SOLAR HOLDINGS CO LTD           SPONSORED ADR  466090107    2584   1957700SH     SOLE        1957700
L-3 COMMUNICATIONS HLDGS INC       COM            502424104    1141     17110SH     SOLE          17110
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107     512    122200SH     SOLE         122200
LONE PINE RESOURCES                COM            54222A106     604     86115SH     SOLE          86115
MARATHON OIL CORP                  COM            565849106    5116    174800SH     SOLE         174800
MARATHON PETE CORP                 COM            56585A102    1996     59950SH     SOLE          59950
NETEASE COM INC                    SPONSORED ADR  64110W102    4711    105040SH     SOLE         105040
NEWFIELD EXPL CO                   COM            651290108    4893    129686SH     SOLE         129686
NEXEN INC                          COM            65334H102    5093    320072SH     SOLE         320072
NOBLE ENERGY INC                   COM            655044105    4997     52935SH     SOLE          52935
NOKIA CORP                         SPONSORED ADR  654902204    1043    216422SH     SOLE         216422
NVIDIA CORP                        COM            67066G104    1184     85395SH     SOLE          85395
ORACLE CORP                        COM            68389X105    1018     39680SH     SOLE          39680
ORMAT TECHNOLOGIES INC             COM            686688102     561     31119SH     SOLE          31119
PARAMETRIC TECHNOLOGY CORP         COM NEW        699173209    1065     58310SH     SOLE          58310
PATTERSON UTI ENERGY INC           COM            703481101    3302    165270SH     SOLE         165270
PENN VIRGINIA CORP                 COM            707882106    1242    234700SH     SOLE         234700
PETROCHINA                         SPONSORED ADR  71646E100     194      1560SH     SOLE           1560
POWER ONE INC                      NEW COM        73930R102     559    143000SH     SOLE         143000
RENESOLA LTD                       SPONSORED ADS  75971T103    1251    817400SH     SOLE         817400
RESEARCH IN MOTION LTD             COM            760975102     532     36660SH     SOLE          36660
ROPER INDS INC                     NEW COM        776696106    1201     13820SH     SOLE          13820
SOHU COM INC                       COM            83408W103    4344     88350SH     SOLE          88350
STATE STR CORP                     COM            857477103    1176     29174SH     SOLE          29174
STR HOLDINGS                       COM            78478V100     616     74900SH     SOLE          74900
SUNCOR ENERGY INC                  NEW COM        867224107    5081    176176SH     SOLE         176176
SUNTECH PWR HLDGS CO LTD           ADR            86800C104     547    247291SH     SOLE         247291
TAIWAN SEMICONDUCTOR               SPONSORED ADR  874039100    1197     92729SH     SOLE          92729
TD AMERITRADE HLDG CORP            COM            87236Y108    1191     76080SH     SOLE          76080
TOYOTA MOTOR CORP                  SP ADR REP2COM 892331307     578      8740SH     SOLE           8740
TRIANGLE PETROLEUM CORP            COM            89600B201     478     80000SH     SOLE          80000
TRINA SOLAR                        SPONSORED ADR  89628E104    3620    540250SH     SOLE         540250
UNIT CORP                          COM            909218109    4867    104897SH     SOLE         104897
VALERO ENERGY CORP                 NEW COM        91913Y100    4924    233899SH     SOLE         233899
VODAFONE GROUP PLC                 SPONSORED ADR  92857W209    1235     44045SH     SOLE          44045
YINGLI GREEN ENERGY HLDG           ADR            98584B103     519    136500SH     SOLE         136500

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